Financial Instruments and Risk Management - Summary of Securities That Were in Unrealized Loss Position (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Schedule of Available-for-sale Securities [Line Items]
Fair Values, More than 12 months		$ 330,000,000
Unrealized Losses, More than 12 months		(2,000,000)
Fair Values, Total		330,000,000
Unrealized Losses, Total	$ 0	(2,000,000)
U.S. Treasury Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Values, More than 12 months		330,000,000
Unrealized Losses, More than 12 months		(2,000,000)
Fair Values, Total		330,000,000
Unrealized Losses, Total		$ (2,000,000)